Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Related Party Transactions Disclosure [Text Block]
Note 13 - Related Party Transactions

At June 30, 2011, and December 31, 2010, the Company had $0 and $197,776 due to related party, which was an advance for the Company’s operating needs from a shareholder. This $197,776 advance bore no interest, was payable upon demand and was unsecured.

The Company’s president, Ms. Lam, was the co-founder of KTY International Inc. (“KTY”) (DBA: Diamond Sofa), which was the Company’s former customer up to September 2010, at which time KTY ceased doing business with the Company. Ms. Lam subsequently became the Chief Executive Officer of Diamond Bar Outdoors, Inc. (“Diamond Bar”) in October 2010, which had acquired the business of Diamond Sofa. As of date of this report, Ms. Lam has no ownership interest in Diamond Sofa or Diamond Bar. During the six months ended June 30, 2011 and 2010, Diamond Sofa accounted for the Company’s sales of $0 and $740,636, respectively, of the Company’s sales. During the three months ended June 30, 2011 and 2010, Diamond Sofa accounted for $0 and $552,728, respectively, of the Company’s sales. During the six months ended June 30, 2011 and 2010, Diamond Bar accounted for $625,582 and $0, respectively, of the Company’s sales. During the three months ended June 30, 2011 and 2010, Diamond Bar accounted for $261,180 and $0, respectively, of the Company’s sales. The accounts receivable from Diamond Sofa and Diamond Bar was $424,263 and $565,170 at June 30, 2011, and December 31, 2010, respectively.

Note 10 - Due From/to Related Party

Due from related party represented receivable from a shareholder. At December 31, 2009, the balance of due from related party was $137,692. It was an advance with no interest, payable upon demand, and was unsecured. The shareholder repaid this advance in full in 2010.

As of December 31, 2010, the Company had $197,776 due to related party, which was an advance for the Company’s operating needs from a shareholder; this advance bore no interest, payable upon demand and was unsecured. The Company repaid the shareholder in full in April 2011.